EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2023
EARNINGS PER SHARE
EARNINGS PER SHARE

NOTE 33 - EARNINGS PER SHARE

(a) Basic

Basic earnings per share are calculated by dividing the profit attributable to the Company’s shareholders by the weighted average number of shares issued, excluding those purchased by the Company and held as treasury shares. Preferred shares have a guaranteed right (per share) of the superiority of at least 10% in the distribution of Dividends and/or Interest on Equity concerning ordinary shares.

12/31/2023
Numerator	Ordinary	Preferred A	Preferred B	Total
Profit attributable to each class of shares - Continued Operation	4,237,649	318	643,822	4,881,788
Loss attributable to each class of shares - Discontinued Operation	(288,206)	(22)	(43,786)	(332,014)
Profit for the Year	3,949,443	296	600,036	4,549,774

Denominator	Ordinary	Preferred A	Preferred B
Weighted average number of shares	1,995,507	136	275,614
% of shares in relation to the total	87.86%	0.01%	12.13%

Basic earnings per share from continuing operations (R$)	2.12	2.34	2.34
Basic earnings per share from discontinued operation (R $)	(0.14)	(0.16)	(0.16)

Earnings per share (R$) - Basic	1.98	2.18	2.18

12/31/2022

Numerator	Ordinary	Preferred A	Preferred B	Total
Profit attributable to each class of shares - Continued Operation	2,239,391	215	408,987	2,648,592
Loss attributable to each class of shares - Discontinued Operation	834,329	80	152,376	986,785
Profit for the Year	3,073,720	295	561,363	3,635,377

Denominator	Ordinary	Preferred A	Preferred B
Weighted average number of shares	1,686,088	147	279,941
% of shares in relation to the total	85.75%	0.01%	14.24%

Basic earnings per share from continuing operations (R$)	1.33	1.46	1.46
Basic earnings per share from discontinued operation (R$)	0.49	0.54	0.54

Earnings per share (R$) - Basic	1.82	2.01	2.01

(a) Diluted

As of December 31, 2023, based on the liability balance relating to the compulsory loan, the dilution was simulated with an increase of 25,822 B preferred shares in earnings per share, as shown below.

12/31/2023
			Converted
Numerator	Ordinary	Preferred A	Preferred B	Preferred B	Total
Profit attributable to each class of shares - Continued Operation	4,185,927	314	59,583	635,964	4,881,788
Loss attributable to each class of shares - Discontinued Operation	(284,688)	(21)	(4,052)	(43,252)	(332,014)
Profit for the Year	3,901,239	293	55,531	592,712	4,549,774

			Converted
Denominator	Ordinary	Preferred A	Preferred B	Preferred B
Weighted average number of shares in thousands	1,995,507	136	25,822	275,614
% of shares in relation to the total	86.87%	0.01%	1.12%	12.00%

Earnings per share - diluted	2.10	2.31	2.31	2.31
Diluted earnings per share from discontinued operation (R$)	(0.14)	(0.16)	(0.16)	(0.16)

Earnings per share (R$) - diluted	1.96	2.15	2.15	2.15

12/31/2022
			Converted
Numerator	Ordinary	Preferred A	Preferred B	Preferred B	Total
Profit attributable to each class of shares - Continued Operation	2,206,702	212	38,663	403,016	2,648,592
Loss attributable to each class of shares - Discontinued Operation	822,150	79	14,404	150,152	986,785
Profit for the Year	3,028,852	291	53,067	553,168	3,635,377

			Converted
Denominator	Ordinary	Preferred A	Preferred B	Preferred B
Weighted average number of shares in thousands	1,686,088	147	26,856	279,941
% of shares in relation to the total	84.60%	0.01%	1.35%	14.05%

Earnings per share - diluted	1.31	1.44	1.44	1.44
Diluted earnings per share from discontinued operation (R$)	0.49	0.54	0.54	0.54

Earnings per share (R$) - diluted	1.80	1.98	1.98	1.98

Accounting Policy

In order to obtain the basic result per share, Eletrobras divides the profit or loss attributable to the holders of Eletrobras common shares by the weighted average number of common shares held by shareholders (excluding those held in treasury) during the financial year. In the case of a consolidated balance sheet, the profit or loss attributable to the Company refers to the Parent Company’s portion. In this way, non-controlling interests are excluded.

In order to obtain the diluted result per share, Eletrobras assumed the exercise of options, subscription bonuses and other potential dilutive effects. Its only dilutive effect is the conversion of the compulsory loan. The presumed values arising from these instruments should be considered as having been received from the issue of shares at the average market price of the shares during the year.

According to the Dividend Policy, Preferred shares have a guaranteed right (per share) of the superiority of at least 10% in the distribution of Dividends and/or Interest on Equity concerning common shares.